Capitalization and Management Incentive Units - Class B Units (Details) - P3 Health Partners Inc. $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) tranche shares	Dec. 02, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Class B Preferred Units
Preferred Units [Line Items]
Units authorized			8,000,000	6,000,000
Units outstanding	0		8,000,000	6,000,000
Number of tranches of units | tranche	3
Number of units vested	19,701,492
Class B Preferred Units | Previously Reported [Member]
Preferred Units [Line Items]
Units authorized		19,701,492		19,701,492	19,701,492
Units outstanding		19,701,492		19,701,492	19,701,492
Class B-1 Preferred Units
Preferred Units [Line Items]
Units authorized	10,000,000
Vesting percentage	20.00%
Number of units vested		17,701,492		6,000,000	4,000,000
Number of units unvested				4,000,000
Class B-2 Preferred Units
Preferred Units [Line Items]
Units authorized	4,054,054
Vesting percentage	100.00%
Minimum EBITDA for vesting of 100% units | $	$ 20
Minimum net proceeds distributable among the Members for vesting of 100% units | $	$ 200
Class B-3 Preferred Units
Preferred Units [Line Items]
Units authorized	5,647,438
Vesting percentage	100.00%
Minimum EBITDA for vesting of 100% units | $	$ 30
Minimum net proceeds distributable among the Members for vesting of 100% units | $	$ 300